STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (AS RESTATED) - USD ($)	Additional Paid-in Capital [Member]	Ordinary Shares [Member] Class B Non-redeemable Ordinary Shares [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Oct. 11, 2020	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Oct. 11, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	24,209	$ 791		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		7,906,250
Proceeds received in excess of fair value of Private Placement Warrants	3,253,334			3,253,334
Accretion for Class A ordinary shares to redemption amount	$ (3,277,543)		(22,033,652)	(25,311,195)
Net loss			(4,244,366)	(4,244,366)
Ending balance at Dec. 31, 2020		$ 791	(26,278,018)	(26,277,227)
Ending balance (in shares) at Dec. 31, 2020		7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	(2,858,829)	(2,858,829)
Ending balance at Mar. 31, 2021		$ 750	(29,136,806)	(29,136,056)
Ending balance (in shares) at Mar. 31, 2021		7,500,000
Beginning balance at Dec. 31, 2020		$ 791	(26,278,018)	(26,277,227)
Beginning balance (in shares) at Dec. 31, 2020		7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(9,054,665)
Ending balance at Sep. 30, 2021		$ 750	(35,332,642)	(35,331,892)
Ending balance (in shares) at Sep. 30, 2021		7,500,000
Beginning balance at Mar. 31, 2021		$ 750	(29,136,806)	(29,136,056)
Beginning balance (in shares) at Mar. 31, 2021		7,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	1,875,031	1,875,031
Ending balance at Jun. 30, 2021		$ 750	(27,261,775)	(27,261,025)
Ending balance (in shares) at Jun. 30, 2021		7,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	(8,070,867)	(8,070,867)
Ending balance at Sep. 30, 2021		$ 750	$ (35,332,642)	$ (35,331,892)
Ending balance (in shares) at Sep. 30, 2021		7,500,000